ORGANIZATION AND BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Laser Photonics Corporation (the “Company”) was formed under the laws of Wyoming on November 8, 2019. The Company changed its domicile to Delaware on March 5, 2021. The Company is a vertically integrated manufacturing company for photonics based industrial products and solutions, primarily disruptive laser cleaning technologies. The vertically integrated operations allows the Company to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality and protect proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Impact of the Novel Coronavirus

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The COVID 19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which is expected to depress our asset values, including long-lived assets, intangible assets, etc.

Although the Company cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on our results of future operations, financial position, and liquidity in fiscal year 2022.

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Laser Photonics Corporation (the “Company”) was formed under the laws of Wyoming on November 8, 2019 and changed its domicile to Delaware on March 5, 2020. The Company is a vertically integrated manufacturing company for photonics based industrial products and solutions, primarily disruptive laser cleaning technologies. Its vertically integrated operations allow us to reduce development and advanced laser equipment manufacturing time, offer better prices, control quality and protect our proprietary knowhow and technology compared to other laser cleaning companies and companies with competing technologies.

The Company’s accounting year end is December 31.

Basis of Presentation

These financial statements are presented in United States dollars and have been prepared in accordance with United States generally accepted accounting principles.

Impact of the Novel Coronavirus

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”) and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally.

The full impact of the COVID-19 outbreak continues to evolve as of the date of this registration statement. As such, it is uncertain as to the full magnitude that the pandemic will have on the Company’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the global situation on its financial condition, liquidity, operations, scientific collaborations, suppliers, industry, and workforce. Given the daily evolution of the COVID-19 outbreak and the global responses to curb its spread, the Company is not able to estimate the effects of the COVID-19 outbreak on its results of operations, financial condition, or liquidity for fiscal year 2021.

Some of our suppliers from China are likely to decrease production due to factory closures or reduced operating hours in those facilities. While these disruptions may be temporary, continued disruption in the supply chain may lead to our delayed receipt of necessary raw materials, component inventory, and negatively impact sales in fiscal year 2022 and our overall liquidity.

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We are dependent on our workforce to deliver our products. Developments such as social distancing and shelter-in-place directives will impact our ability to deploy our workforce effectively. While expected to be temporary, prolonged workforce disruptions may negatively impact sales in fiscal year 2022 and our overall liquidity.

The adverse economic effects of the COVID-19 outbreak are expected not to materially decrease demand for our products based on the restrictions in place by governments trying to curb the outbreak and changes in consumer behavior. However, in spite of those negative effects we were able to achieve our sales goals in fiscal year 2021 and our overall liquidity.

The Covid 19 outbreak could have a continued material adverse impact on economic and market conditions and trigger a period of global economic slowdown, which is expected to depress our asset values, including long-lived assets, intangible assets, etc.

Although we cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time, if the pandemic continues, it may have a material adverse effect on our results of future operations, financial position, and liquidity in fiscal year 2022.